UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

March 31, 2016

Franklin Strategic Mortgage Portfolio

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Strategic Mortgage Portfolio	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	11
FinancialStatements	22
Notes to Financial Statements	26
Shareholder Information	35

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

franklintempleton.com

Semiannual Report

Franklin Strategic Mortgage Portfolio

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +1.02% cumulative total return. In comparison, the Fund’s primary benchmark, the Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, posted a +1.88% total return.2 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies, returned +1.11%.3 The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, produced a +2.24% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew modestly during the period under review amid solid consumer spending. In the fourth quarter of 2015, exports slowed and state and local governments reduced

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S.
Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar.
3. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 3/31/16, this category consisted of 123 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

franklintempleton.com

Semiannual Report 3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Dividend Distributions*
10/1/15–3/31/16
		Dividend per Share (cents)
Month	Class A	Class A1	Class C	Advisor Class
October	1.4991	1.7088	1.1935	1.7006
November	1.5760	1.7769	1.2567	1.7746
December	1.9616	2.1629	1.6295	2.1602
January	1.5199	1.7077	1.2208	1.7058
February	1.6443	1.8471	1.3234	1.8444
March	1.4492	1.6504	1.1288	1.6483
Total	9.6501	10.8538	7.7527	10.8339

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

their spending. Manufacturing activities mostly contracted, except for an expansion toward period-end, while the services sector expanded throughout the period. Growth in services contributed to new jobs and helped the unemployment rate to be largely stable at 5.0% through the review period.4 Retail sales remained mixed as it grew early in the review period due to modest automobile and auto component sales, but contracted toward period-end amid falling gasoline prices and auto sales. Inflation, as measured by the Consumer Price Index, remained subdued and contracted sharply toward period-end led by lower energy prices.

In December 2015, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.25%–0.50% and maintained this rate through period-end. At the time of the increase, policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. The Fed kept interest rates unchanged at its March meeting and indicated that it would monitor global economic and financial developments and their implications on the labor market and track their actual and expected progression towards its employment and inflation goals.

The 10-year Treasury yield, which moves inversely to price, generally remained flat from the beginning of the period to early 2016, but declined for the remainder of the period. It began the period at 2.06% based partly on upbeat domestic and eurozone economic data as well as the Fed’s interest rate increase. However, the yield fell to 1.78% at the end of March amid concerns about a slowing global economy, declining oil and commodity prices and weakness in China’s economy.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). We may also invest in other types of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in mortgage loans. At least 80% of total net assets, at the time of purchase, are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Manager’s Discussion

U.S. economic indicators were generally encouraging during the reporting period. Steady growth in the services sector created new jobs and boosted employment levels. Retail sales grew for most of the period. Low energy prices pulled inflation lower. In this environment, home sales grew for most of the period, but slowed in February because of low supply levels and rising prices.

High-quality securitized sectors performed well during the period. Commercial mortgage-backed securities (CMBS) lead results and outpaced Treasuries. Ginnie Mae and Freddie Mac mortgage-backed securities (MBS) trailed Treasuries but delivered strong performance.

In our analysis, agency MBS valuations remained relatively fully valued during the period, but the Fed’s continued reinvestment of principal proceeds and low supply levels supported the sector. Without the Fed’s support, MBS could be vulnerable to supply shocks until alternative demand sources

4. Source: Bureau of Labor Statistics.

4 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

emerge. We believe that banks, mortgage real estate investment trusts, overseas investors and domestic money managers could become sources of demand, but they would need to increase their allocations to the MBS sector to compensate for the Fed’s reduced presence. As spreads tighten and we approach the termination of the Fed’s reinvestment program, we believe the MBS sector could possibly experience volatility. Although recent lower mortgage rates could increase prepayment speeds, our overall prepayment expectations remained anchored. We felt prepayment levels could moderate with mortgage rates staying in the same range and underwriting standards remaining tight.

The Fund’s exposure to residential MBS and fixed-rate MBS were significant contributors to performance. Our shorter duration positioning detracted from performance over the period as interest rate movements had a negative impact. The Fund’s exposure to adjustable-rate mortgage securities (ARMS) and CMBS also hurt performance.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Within the agency MBS sector, we increased our allocation to 3.0%, 3.5% and 4.0% coupon securities and reduced our exposure to 5.0%, 5.5%, 6.0% and 6.5% MBS. The portfolio’s heaviest mortgage allocations were in 3.0%, 3.5% and 4.0% coupon securities. We reduced our exposure to CMBS, ARMS and fixed-rate MBS. At period-end, the portfolio’s heaviest mortgage allocations were in fixed-rate MBS, followed by ARMS and residential MBS. Although we selectively reduced holdings, the Fund remained allocated to CMBS, as we believe commercial real estate fundamentals could slowly and steadily improve over the intermediate term.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

Semiannual Report 5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Performance Summary as of March 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	3/31/16	9/30/15	Change
A (N/A)	$9.49	$9.49	$0.00
A1 (FSMIX)	$9.49	$9.49	$0.00
C (N/A)	$9.49	$9.49	$0.00
Advisor (N/A)	$9.48	$9.48	$0.00

Distributions[1] (10/1/15–3/31/16)
	Dividend
Share Class	Income
A	$0.096501
A1	$0.108538
C	$0.077527
Advisor	$0.108339

See page 8 for Performance Summary footnotes.

6 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Performance as of 3/31/162

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A/A1: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[3]	Total Return[4]	Operating Expenses[5]
A6			1.01%
6-Month	+1.02%	-3.26%
1-Year	+1.43%	-2.84%
5-Year	+20.20%	+2.84%
10-Year	+53.10%	+3.90%
A1			0.76%
6-Month	+1.15%	-3.13%
1-Year	+1.58%	-2.69%
5-Year	+21.73%	+3.12%
10-Year	+57.36%	+4.19%
C			1.41%
6-Month	+0.82%	-0.18%
1-Year	+1.03%	+0.04%
5-Year	+17.85%	+3.34%
10-Year	+46.57%	+3.90%
Advisor[7]			0.76%
6-Month	+1.15%	+1.15%
1-Year	+1.58%	+1.58%
5-Year	+21.59%	+3.99%
10-Year	+57.17%	+4.63%

	Distribution	30-Day Standardized Yield[9]
Share Class	Rate[8]	(with waiver) (without waiver)
A	1.73%	1.29%	1.28%
A1	1.97%	1.54%	1.51%
C	1.41%	0.96%	0.94%
Advisor	2.05%	1.60%	1.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

franklintempleton.com

Semiannual Report 7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments, especially in relation to mortgage-backed securities. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Moreover, because of pre-payments, mortgage backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share
(renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	These shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +14.57% and +2.25%.
7. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12
(commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.64% and +3.55%.
8. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of March and the maximum offering price (NAV for classes C and Advisor)
on 3/31/16.
9. The 30-day standardized yield for the 30 days ended 3/31/16 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com

Semiannual Report 9

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/15	Value 3/31/16	Period* 10/1/15–3/31/16
A
Actual	$1,000	$1,010.20	$4.92
Hypothetical (5% return before expenses)	$1,000	$1,020.10	$4.95
A1
Actual	$1,000	$1,011.50	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,021.35	$3.69
C
Actual	$1,000	$1,008.20	$6.93
Hypothetical (5% return before expenses)	$1,000	$1,018.10	$6.96
Advisor
Actual	$1,000	$1,011.50	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,021.35	$3.69

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.98%;
A1: 0.73%; C: 1.38%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

10 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Highlights
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.49	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.074	0.185	0.249	0.229	0.172
Net realized and unrealized gains (losses)	0.023	0.088	0.218	(0.202)	0.255
Total from investment operations.	0.097	0.273	0.467	0.027	0.427
Less distributions from net investment income	(0.097)	(0.213)	(0.407)	(0.347)	(0.207)
Net asset value, end of period.	$9.49	$9.49	$9.43	$9.37	$9.69

Total return[c]	1.02%	2.91%	5.09%	0.28%	4.57%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.99%	1.01%	1.06%	0.96%	1.01%
Expenses net of waiver and payments by affiliates	0.98%	1.01%[e]	1.06%[e]	0.96%	1.01%
Net investment income.	1.50%	1.84%	2.37%	2.04%	2.07%

Supplemental data
Net assets, end of period (000’s)	$32,292	$26,328	$9,920	$8,627	$4,856
Portfolio turnover rate	278.66%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	45.62%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.49	$9.44	$9.38	$9.69	$9.39	$9.09
Income from investment operations[a]:
Net investment income.	0.083	0.197	0.232	0.190	0.212	0.269
Net realized and unrealized gains (losses)	0.026	0.090	0.259	(0.129)	0.436	0.469
Total from investment operations	0.109	0.287	0.491	0.061	0.648	0.738
Less distributions from net investment income .	(0.109)	(0.237)	(0.431)	(0.371)	(0.348)	(0.438)
Net asset value, end of period	$9.49	$9.49	$9.44	$9.38	$9.69	$9.39

Total return[b]	1.15%	3.06%	5.35%	0.64%	7.04%	8.24%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.74%	0.76%	0.81%	0.71%	0.76%	0.65%
Expenses net of waiver and payments by
affiliates	0.73%	0.76%[d]	0.81%[d]	0.71%	0.76%	0.65%
Net investment income	1.75%	2.09%	2.62%	2.29%	2.32%	2.85%

Supplemental data
Net assets, end of period (000’s)	$57,249	$59,352	$64,325	$75,609	$109,162	$102,529
Portfolio turnover rate	278.66%	614.11%	514.95%	674.91%	594.80%	539.76%
Portfolio turnover rate excluding mortgage
dollar rolls[e]	45.62%	172.54%	133.55%	252.41%	167.39%	126.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
eSee Note 1(f) regarding mortgage dollar rolls.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
			FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.49	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.057	0.142	0.207	0.167	0.155
Net realized and unrealized gains (losses)	0.021	0.093	0.223	(0.178)	0.247
Total from investment operations.	0.078	0.235	0.430	(0.011)	0.402
Less distributions from net investment income	(0.078)	(0.175)	(0.370)	(0.309)	(0.182)
Net asset value, end of period.	$9.49	$9.49	$9.43	$9.37	$9.69

Total return[c]	0.82%	2.51%	4.68%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.39%	1.41%	1.46%	1.36%	1.41%
Expenses net of waiver and payments by affiliates	1.38%	1.41%[e]	1.46%[e]	1.36%	1.41%
Net investment income.	1.10%	1.44%	1.97%	1.64%	1.67%

Supplemental data
Net assets, end of period (000’s)	$7,725	$4,067	$2,409	$2,137	$1,540
Portfolio turnover rate	278.66%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	45.62%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.48	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.083	0.199	0.371	0.252	0.149
Net realized and unrealized gains (losses)	0.025	0.087	0.119	(0.201)	0.294
Total from investment operations.	0.108	0.286	0.490	0.051	0.443
Less distributions from net investment income	(0.108)	(0.236)	(0.430)	(0.371)	(0.223)
Net asset value, end of period.	$9.48	$9.48	$9.43	$9.37	$9.69

Total return[c]	1.15%	3.06%	5.35%	0.54%	4.74%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.74%	0.76%	0.81%	0.71%	0.76%
Expenses net of waiver and payments by affiliates	0.73%	0.76%[e]	0.81%[e]	0.71%	0.76%
Net investment income.	1.75%	2.09%	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of period (000’s)	$13,046	$12,651	$9,049	$3,007	$1,281
Portfolio turnover rate	278.66%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	45.62%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, March 31, 2016 (unaudited)

	Shares	Value

Common Stocks 0.8%
Mortgage REITs 0.8%
American Capital Agency Corp	22,000	$409,860
Annaly Capital Management Inc	26,700	273,942
Hatteras Financial Corp	10,000	143,000
Total Common Stocks (Cost $960,748)		826,802

	Principal
	Amount*

U.S. Government and Agency Securities 6.5%
U.S. Treasury Bond,
4.75%, 2/15/37	1,725,000	2,442,424
4.25%, 11/15/40	131,000	173,544
U.S. Treasury Note,
2.00%, 2/28/21	510,000	528,806
2.00%, 11/30/22	2,799,999	2,886,352
2.25%, 11/15/25	1,050,000	1,093,231
Total U.S. Government and Agency Securities (Cost $7,102,893)		7,124,357

Asset-Backed Securities and Commercial Mortgage-Backed Securities 29.1%
Finance 29.1%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 2.881%, 6/25/45	210,807	205,029
[a,b] American Homes 4 Rent,
2014-SFR1, A, 144A, FRN, 1.441%, 6/17/31	193,752	190,129
2014-SFR1, C, 144A, FRN, 2.191%, 6/17/31	250,000	239,408
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	15,125
[a,b] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	194,473	196,933
[b] ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24.	4,916	4,931
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46	450,000	440,522
2006-4, AM, 5.675%, 7/10/46	300,000	301,096
[a] Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.313%, 11/25/34	176,675	168,478
Bear Stearns Commercial Mortgage Securities Inc.,
[a]2006-PW11, AJ, FRN, 5.557%, 3/11/39.	750,000	731,526
[a]2006-PW12, AJ, FRN, 5.973%, 9/11/38.	300,000	298,531
2006-PW13, AJ, 5.611%, 9/11/41	370,000	368,417
[a]2007-PW16, AM, FRN, 5.911%, 6/11/40	750,000	772,611
[a] Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, FRN, 4.998%, 2/11/41	29,775	29,743
2005-T20, E, FRN, 5.308%, 10/12/42	215,000	212,924
[b]2006-PW12, B, 144A, FRN, 5.973%, 9/11/38	250,000	240,580
[b] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	189,996
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	288,000	258,224
[a]2007-C6, AM, FRN, 5.899%, 6/10/17	500,000	505,625
2015-GC27, A5, 3.137%, 2/10/48	225,000	229,842
[a,b] Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42.	110,258	109,544
[a] Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, FRN, 5.454%, 7/15/44.	215,000	214,762
2006-CD3, AJ, FRN, 5.688%, 10/15/48	450,000	263,458

franklintempleton.com

Semiannual Report 15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 1.591%, 5/17/31	100,079	$98,469
2014-1A, C, 144A, FRN, 2.291%, 5/17/31	250,000	240,417
2014-2A, C, 144A, FRN, 2.341%, 7/17/31	200,000	192,265
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	276,640	276,522
[b] COMM Mortgage Trust, 2012-9W57, A, 144A, 2.365%, 2/10/29	395,000	397,549
[a] Commercial Mortgage Trust,
2005-GG5, AJ, FRN, 5.632%, 4/10/37.	20,384	20,367
[b]2014-BBG, A, 144A, FRN, 1.237%, 3/15/29	550,000	537,286
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	450,000	490,746
Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30	253,032	272,101
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	350,000	359,921
[b] Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	198,019	198,375
[a] Countrywide Asset-Backed Certificates,
2004-1, M1, FRN, 1.183%, 3/25/34	148,877	142,771
2004-7, MV3, FRN, 1.483%, 12/25/34	74,908	74,856
[a,b] Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 2.967%, 3/26/36	84,628	83,750
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	430,000	454,120
[a,b] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.742%, 10/20/43	138,194	137,911
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	400,000	426,961
[a] Fannie Mae Connecticut Avenue Securities,
2014-C02, 2M1, FRN, 1.383%, 5/25/24	125,974	125,030
2014-C02, 2M2, FRN, 3.033%, 5/25/24	400,000	361,543
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.633%, 2/25/24	250,000	249,778
2014-DN1, M3, FRN, 4.933%, 2/25/24	250,000	248,767
2014-DN3, M2, FRN, 2.833%, 8/25/24	217,300	219,253
2014-DN3, M3, FRN, 4.433%, 8/25/24	250,000	242,666
2014-DN4, M2, FRN, 2.833%, 10/25/24	323,335	326,347
2014-DN4, M3, FRN, 4.983%, 10/25/24	250,000	251,224
2014-HQ1, M2, FRN, 2.933%, 8/25/24	250,000	252,912
2014-HQ2, M2, FRN, 2.633%, 9/25/24	250,000	247,079
2014-HQ3, M2, FRN, 3.083%, 10/25/24	250,000	252,677
2015-DN1, M2, FRN, 2.833%, 1/25/25	250,000	253,293
2015-DN1, M3, FRN, 4.583%, 1/25/25	250,000	251,680
2015-DNA1, M2, FRN, 2.283%, 10/25/27	250,000	247,451
2015-DNA1, M3, FRN, 3.733%, 10/25/27	250,000	237,513
2015-DNA3, B, FRN, 9.783%, 4/25/28.	250,000	230,664
2015-HQ1, M1, FRN, 1.483%, 3/25/25	160,351	160,351
2015-HQ1, M2, FRN, 2.633%, 3/25/25	250,000	251,007
2015-HQ1, M3, FRN, 4.233%, 3/25/25	250,000	238,565
2015-HQA1, B, FRN, 9.233%, 3/25/28	250,000	205,072
2015-HQA1, M2, FRN, 3.083%, 3/25/28	250,000	249,887
2015-HQA2, B, FRN, 10.933%, 5/25/28	250,000	235,336
2016-HQ1, M1, FRN, 2.192%, 9/25/28	250,000	250,635
[a] FNMA, 2007-1, NF, FRN, 0.683%, 2/25/37	179,883	178,768
[b] G-Force LLC,
[a]2005-RR2, A3FL, 144A, FRN, 0.733%, 12/25/39	28,496	28,392
2005-RRA, B, 144A, 5.09%, 8/22/36	192,956	193,068
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	290,313
[d] GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	725,758	122,702

16 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	274,727	$300,332
1997-3, A6, 7.32%, 3/15/28	17,638	18,367
1997-6, A7, 7.14%, 1/15/29	6,278	6,405
1998-4, A7, 6.87%, 4/01/30	109,252	118,183
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	421,258	435,005
[a] Greenwich Capital Commercial Funding Corp.,
2006-GG7, AJ, FRN, 6.129%, 7/10/38.	350,000	311,732
2006-GG7, AM, FRN, 6.129%, 7/10/38	200,000	200,454
[a] GSAA Home Equity Trust, FRN, 0.803%, 6/25/35	144,281	137,852
[a] GSAMP Trust, 2005-HE3, M2, FRN, 1.438%, 6/25/35	208,195	205,025
[a,b] Hilton USA Trust, 2013-HLF, BFL, 144A, FRN, 1.941%, 11/05/30	226,679	225,574
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.408%, 12/25/34	609,342	568,133
[a,b] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 1.941%, 6/17/31	250,000	243,717
2014-SFR2, B, 144A, FRN, 2.041%, 9/17/31	200,000	195,269
2014-SFR3, C, 144A, FRN, 2.941%, 12/17/31	250,000	245,294
2015-SFR2, A, 144A, FRN, 1.788%, 6/17/32	244,710	240,828
2015-SFR2, C, 144A, FRN, 2.438%, 6/17/32	200,000	191,081
2015-SFR3, C, 144A, FRN, 2.436%, 8/17/32	225,000	214,178
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b,d]2003-LN1, H, 144A, FRN, 5.64%, 10/15/37	184,641	185,241
[a]2005-LDP5, A, FRN, 5.737%, 12/15/44	300,000	299,268
[a]2005-LPD5, F, FRN, 5.737%, 12/15/44	250,000	249,804
[a,d]2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	145,022
2006-CB17, AM, 5.464%, 12/12/43	490,000	474,691
[a,d]2006-LDP7, AJ, FRN, 6.147%, 4/17/45	143,000	108,570
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	225,000	232,052
[a] LB-UBS Commercial Mortgage Trust,
[b]2001-C3, E, 144A, FRN, 6.95%, 6/15/36	300,000	299,971
[b]2004-C7, H, 144A, FRN, 4.988%, 10/15/36	28,439	28,446
2006-C1, AJ, FRN, 5.276%, 2/15/41	308,564	302,859
2006-C3, AJ, FRN, 5.72%, 3/15/39	250,000	249,927
2006-C4, AJ, FRN, 6.115%, 6/15/38	500,000	498,970
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 1.939%, 7/25/35	106,759	102,798
[b] LNR CDO Ltd.,
[a]2002-1A, DFL, 144A, FRN, 1.832%, 7/24/37	99,150	98,921
2002-1A, DFX, 144A, 6.727%, 7/24/37	54,794	54,969
[a]2003-1A, EFL, 144A, FRN, 3.432%, 7/23/36	148,724	149,430
[a,b] Mach One ULC,
2004-1A, H, 144A, FRN, 6.053%, 5/28/40	20,039	20,154
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	125,319
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	124,841
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 3.683%, 3/25/32	224,844	227,899
[a] Master Asset-Backed Securities Trust, 2004-HE1, M2, FRN, 1.528%, 9/25/34	68,916	68,866
[a] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.173%, 3/25/28	243,372	230,802
2004-A1, M1, FRN, 2.777%, 2/25/34.	231,953	184,500
[a] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.524%, 11/12/37	119,004	115,811
[a] ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	143,223	144,370

franklintempleton.com

Semiannual Report 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.633%, 5/25/33	337,174	$319,334
2005-WMC, M2, FRN, 1.168%, 1/25/35.	241,034	233,753
Morgan Stanley Capital I Trust,
[b]2005-RR6, AJ, 144A, 5.233%, 5/24/43	116,709	116,418
[b]2005-RR6, B, 144A, 5.306%, 5/24/43	310,000	305,829
[a]2006-HQ8, AJ, FRN, 5.59%, 3/12/44.	187,928	187,547
[a,b] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.968%, 12/24/39	8,388	8,364
[a] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.083%, 3/25/35	498,373	493,728
[a,b] N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, FRN, 0.97%, 6/16/41 (Cayman Islands)	227,306	225,347
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	306,293	311,540
[a,b] Progress Residential Trust,
2014-SFR, B, 144A, FRN, 2.341%, 10/17/31	250,000	242,381
2014-SFR1, A, 144A, FRN, 1.537%, 10/17/31	249,475	244,133
2015-SFR1, A, 144A, FRN, 1.841%, 2/17/32	390,000	385,292
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	83,805	84,058
[a] Residential Funding Mortgage Securities II,
2002-HI5, M1, FRN, 6.14%, 1/25/28	63,808	63,124
2003-HI2, M2, FRN, 5.58%, 7/25/28	127,413	127,862
2004-HI3, A5, FRN, 5.48%, 6/25/34	96,744	101,291
[a,b] Silver Bay Realty Trust, 2014-1, A, 144A, FRN, 1.441%, 9/17/31	189,576	184,842
[a,b] Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, FRN, 4.44%, 6/25/58.	400,000	400,177
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.741%, 1/17/32	247,825	243,977
[b] Tricon American Homes Trust,
2015-SFR1, A, 144A, 1.691%, 5/17/32	250,000	243,844
[a]2015-SFR1, C, 144A, FRN, 2.341%, 5/17/32	200,000	189,381
[a] Wachovia Bank Commercial Mortgage Trust,
[b]2003-C7, F, 144A, FRN, 6.103%, 10/15/35.	87,848	88,461
2006-C25, AJ, FRN, 6.044%, 5/15/43	300,000	298,536
FRN, 6.044%, 5/15/16	400,000	399,721
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 0.723%, 7/25/45	172,461	162,016
2005-AR19, A1A1, FRN, 0.703%, 12/25/45	334,356	308,363
Wells Fargo Mortgage Backed Securities Trust,
[a]2004-W, A9, FRN, 2.754%, 11/25/34	171,814	173,803
[a]2005-AR9, 2A2, FRN, 2.739%, 10/25/33	226,528	222,950
[a]2005-AR10, 2A3, FRN, 2.794%, 6/25/35	148,843	146,722
2007-3, 3A1, 5.50%, 4/25/37	33,669	34,139
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $32,526,207)		32,121,657

Mortgage-Backed Securities 78.9%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 6.1%
FHLMC, 2.00% - 2.53%, 4/01/17 - 1/01/32	521,598	532,340
FHLMC, 2.556%, 11/01/37	1,417,222	1,490,171
FHLMC, 2.595% - 2.625%, 4/01/23 - 5/01/37	823,577	870,938
FHLMC, 2.626% - 2.725%, 10/01/18 - 10/01/36	442,435	463,601
FHLMC, 2.737%, 6/01/37	2,288,641	2,417,616
FHLMC, 2.75% - 6.878%, 11/01/19 - 4/01/31	945,454	977,400
		6,752,066

18 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.7%
[e] FHLMC Gold 30 Year, 3.50%, 4/01/46	3,350,000	$3,508,274
[e] FHLMC Gold 30 Year, 4.00%, 4/01/46	2,140,000	2,284,659
FHLMC Gold 30 Year, 4.50%, 4/01/40	898,993	979,885
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	644,860	709,148
FHLMC Gold 30 Year, 5.50%, 9/01/33	66,072	74,553
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	198,159	225,754
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	122,244	139,209
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	305,803	346,058
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	110,062	119,180
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	23,981	24,266
FHLMC Gold 30 Year, 9.00%, 9/01/30	33,087	33,606
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	57,329	57,991
FHLMC PC 30 Year, 8.50%, 5/01/17	39,765	40,755
FHLMC PC 30 Year, 9.00%, 6/01/16	9	9
FHLMC PC 30 Year, 9.50%, 8/01/19	726	729
		8,544,076
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 16.1%
FNMA, 1.539% - 1.905%, 1/01/18 - 4/01/37	364,387	370,938
FNMA, 1.93%, 7/01/34	785,026	809,235
FNMA, 1.933% - 2.206%, 4/01/21 - 11/01/34	1,040,981	1,078,279
FNMA, 2.265%, 4/01/41.	2,605,916	2,732,104
FNMA, 2.272%, 9/01/34.	1,659,834	1,747,352
FNMA, 2.281% - 2.375%, 1/01/23 - 7/01/36	419,902	433,261
FNMA, 2.38%, 10/01/33.	1,028,855	1,080,402
FNMA, 2.395% - 2.57%, 4/01/18 - 7/01/38	962,108	996,903
FNMA, 2.573%, 9/01/39.	1,467,703	1,547,422
FNMA, 2.574%, 6/01/35.	2,304,783	2,410,627
FNMA, 2.575% - 2.60%, 10/01/20 - 10/01/36	1,026,527	1,072,488
FNMA, 2.617% - 2.77%, 5/01/22 - 4/01/37	1,070,435	1,098,365
FNMA, 2.788% - 2.848%, 1/01/22 - 6/01/28	139,726	144,239
FNMA, 2.848%, 9/01/37.	1,650,075	1,734,687
FNMA, 2.875% - 4.75%, 6/01/17 - 4/01/37	516,798	530,381
		17,786,683
Federal National Mortgage Association (FNMA) Fixed Rate 40.2%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	267,590	277,166
FNMA 15 Year, 5.50%, 9/01/16 - 2/01/18	106,686	108,915
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	1,663	1,667
[e] FNMA 30 Year, 3.00%, 4/01/46	8,810,000	9,041,091
[e] FNMA 30 Year, 3.50%, 4/01/46	17,765,000	18,632,085
[e] FNMA 30 Year, 4.00%, 4/01/46	10,040,000	10,731,081
FNMA 30 Year, 5.00%, 4/01/34	167,176	185,587
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	851,305	959,818
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	755,980	857,904
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	484,741	560,037
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	842,138	971,630
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	361,351	412,210
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	926,494	1,063,479
FNMA 30 Year, 6.50%, 8/01/32	130,874	151,497
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	34,221	40,809
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	28,974	33,609
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	198,969	220,986

franklintempleton.com

Semiannual Report 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	3,906	$4,277
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	50,410	54,120
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	16,909	17,557
FNMA 30 Year, 10.50%, 5/01/30	4,514	4,536
FNMA PL 30 Year, 10.00%, 9/01/20.	11,341	11,336
		44,341,397
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 1.875% - 2.00%, 11/20/25 - 7/20/27	95,891	99,526
Government National Mortgage Association (GNMA) Fixed Rate 8.7%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	155,890	178,695
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	90,051	96,867
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	42,383	45,916
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	63,820	71,625
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	33,951	34,087
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	55,305	56,365
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	4,112	4,131
GNMA I SF 30 Year, 10.00%, 12/15/18	2,735	2,750
[e] GNMA II SF 30 Year, 3.00%, 4/01/46	1,600,000	1,658,375
GNMA II SF 30 Year, 3.50%, 3/20/46	2,240,000	2,371,752
[e] GNMA II SF 30 Year, 3.50%, 4/01/46	4,330,000	4,577,960
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	225,769	268,571
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	140,276	166,342
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	6,539	6,590
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,470	1,575
GNMA II SF 30 Year, 10.50%, 6/20/20	13	13
		9,541,614
Total Mortgage-Backed Securities (Cost $86,118,571)		87,065,362
Total Investments before Short Term Investments (Cost $126,708,419)		127,138,178

	Shares

Short Term Investments 30.1%
Money Market Funds (Cost $5,504,707) 5.0%
[f,g] Institutional Fiduciary Trust Money Market Portfolio	5,504,707	5,504,707

	Principal
	Amount*
Repurchase Agreements (Cost $27,698,815) 25.1%
[h] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $27,699,031)
BNP Paribas Securities Corp. (Maturity Value $12,839,886)
Deutsche Bank Securities Inc. (Maturity Value $1,698,227)
HSBC Securities (USA) Inc. (Maturity Value $12,839,886)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $321,032)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 5/02/16 - 10/19/18; [i]U.S.
Treasury Bill, 3/30/17; and U.S. Treasury Note, 0.875%, 4/30/17 (valued at $28,268,411)	27,698,815	$27,698,815
Total Investments (Cost $159,911,941) 145.4%		160,341,700
Other Assets, less Liabilities (45.4)%		(50,028,687)
Net Assets 100.0%		$110,313,013

20 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 34.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $10,169,524, representing 9.22% of net assets.
cSee Note 7 regarding defaulted securities.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).
fNon-income producing.
gSee Note 3(f) regarding investments in affiliated management investment companies.
hSee Note 1(c) regarding joint repurchase agreement.
iThe security is traded on a discount basis with no stated coupon rate.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities
March 31, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$126,708,419
Cost - Non-controlled affiliates (Note 3f)	5,504,707
Cost - Repurchase agreements	27,698,815
Total cost of investments	$159,911,941
Value - Unaffiliated issuers	$127,138,178
Value - Non-controlled affiliates (Note 3f)	5,504,707
Value - Repurchase agreements	27,698,815
Total value of investments	160,341,700
Cash	11,041
Foreign currency, at value (cost $6,917)	6,946
Receivables:
Investment securities sold	168,511
Capital shares sold	224,075
Dividends and interest	312,679
Other assets	70
Total assets	161,065,022
Liabilities:
Payables:
Investment securities purchased	50,201,407
Capital shares redeemed	430,217
Management fees	35,917
Distribution fees	20,670
Transfer agent fees	19,433
Distributions to shareholders	13,936
Accrued expenses and other liabilities	30,429
Total liabilities	50,752,009
Net assets, at value	$110,313,013
Net assets consist of:
Paid-in capital	$128,908,801
Distributions in excess of net investment income	(268,632)
Net unrealized appreciation (depreciation)	429,820
Accumulated net realized gain (loss)	(18,756,976)
Net assets, at value	$110,313,013

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
March 31, 2016 (unaudited)

Class A:
Net assets, at value	$32,291,859
Shares outstanding	3,402,799
Net asset value per share[a]	$9.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.91
Class A1:
Net assets, at value	$57,249,349
Shares outstanding	6,029,559
Net asset value per share[a]	$9.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.91
Class C:
Net assets, at value	$7,725,379
Shares outstanding	813,915
Net asset value and maximum offering price per share[a]	$9.49
Advisor Class:
Net assets, at value	$13,046,426
Shares outstanding	1,375,880
Net asset value and maximum offering price per share	$9.48

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2016 (unaudited)

Investment income:
Dividends	$41,498
Interest	1,354,039
Paydown gain (loss)	(115,152)
Total investment income	1,280,385
Expenses:
Management fees (Note 3a)	207,055
Distribution fees: (Note 3c)
Class A	35,468
Class C	17,498
Transfer agent fees: (Note 3e)
Class A	17,347
Class A1	35,397
Class C	3,278
Advisor Class.	7,460
Custodian fees (Note 4)	810
Reports to shareholders	14,418
Registration and filing fees	38,055
Professional fees	28,055
Trustees’ fees and expenses	1,481
Other	26,879
Total expenses.	433,201
Expenses waived/paid by affiliates (Note 3f)	(4,876)
Net expenses.	428,325
Net investment income	852,060
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,141,904
Foreign currency transactions	29,672
Futures contracts	347,637
Net realized gain (loss)	1,519,213
Net change in unrealized appreciation (depreciation) on:
Investments	(1,079,995)
Translation of other assets and liabilities
denominated in foreign currencies	(29,439)
Futures contracts	(84,124)
Net change in unrealized appreciation (depreciation)	(1,193,558)
Net realized and unrealized gain (loss)	325,655
Net increase (decrease) in net assets resulting from operations	$1,177,715

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2016	Year Ended
	(unaudited)	September 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$852,060	$1,866,391
Net realized gain (loss)	1,519,213	1,457,566
Net change in unrealized appreciation (depreciation)	(1,193,558)	(645,304)
Net increase (decrease) in net assets resulting from operations	1,177,715	2,678,653
Distributions to shareholders from:
Net investment income:
Class A	(288,240)	(361,427)
Class A1	(662,529)	(1,550,020)
Class C	(43,525)	(57,702)
Advisor Class	(139,058)	(269,405)
Total distributions to shareholders	(1,133,352)	(2,238,554)
Capital share transactions: (Note 2)
Class A	5,951,033	16,373,968
Class A1	(2,123,826)	(5,324,027)
Class C	3,651,250	1,650,264
Advisor Class	393,134	3,555,241
Total capital share transactions	7,871,591	16,255,446
Net increase (decrease) in net assets	7,915,954	16,695,545
Net assets:
Beginning of period	102,397,059	85,701,514
End of period.	$110,313,013	$102,397,059
Undistributed net investment income included in net assets:
End of period.	$—	$12,660
Distributions in excess of net investment income included in net assets:
End of period.	$(268,632)	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class A1, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

26 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on March 31, 2016.

d. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

franklintempleton.com

Semiannual Report 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

28 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2016		September 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold.	1,291,311	$12,229,311	2,392,859	$22,732,268
Shares issued in reinvestment of distributions	28,318	267,907	33,994	323,261
Shares redeemed	(692,431)	(6,546,185)	(703,047)	(6,681,561)
Net increase (decrease)	627,198	$5,951,033	1,723,806	$16,373,968
Class A1 Shares:
Shares sold.	305,640	$2,892,019	571,587	$5,452,345
Shares issued in reinvestment of distributions	66,072	625,222	145,411	1,384,046
Shares redeemed	(596,059)	(5,641,067)	(1,278,192)	(12,160,418)
Net increase (decrease)	(224,347)	$(2,123,826)	(561,194)	$(5,324,027)
Class C Shares:
Shares sold.	482,674	$4,571,585	264,766	$2,516,733
Shares issued in reinvestment of distributions	4,272	40,432	5,668	53,916
Shares redeemed	(101,670)	(960,767)	(97,082)	(920,385)
Net increase (decrease)	385,276	$3,651,250	173,352	$1,650,264
Advisor Class Shares:
Shares sold.	287,584	$2,716,885	557,886	$5,299,324
Shares issued in reinvestment of distributions	11,336	107,155	22,277	211,818
Shares redeemed	(257,877)	(2,430,906)	(205,097)	(1,955,901)
Net increase (decrease)	41,043	$393,134	375,066	$3,555,241

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

franklintempleton.com

Semiannual Report 29

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

For the period ended March 31, 2016, the annualized effective investment management fee rate was 0.400% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$9,164
CDSC retained	$2,960

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2016, the Fund paid transfer agent fees of $63,482, of which $31,324 was retained by Investor Services.

30 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	5,085,478	899,876	(480,647)	5,504,707	$5,504,707	$-	$-	0.03%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2016	$2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	474,702
Long term	—
Total capital loss carryforwards	$20,084,606

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At September 30, 2015, the Fund deferred post-October capital losses of $107,455.

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$159,922,654

Unrealized appreciation	$1,843,594
Unrealized depreciation	(1,424,548)
Net unrealized appreciation (depreciation)	$419,046

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses.

franklintempleton.com

Semiannual Report 31

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2016, aggregated $345,263,296 and $344,346,761, respectively.

7. Credit Risk and Defaulted Securities

At March 31, 2016, the Fund had 10.52% of its portfolio invested in high yield securities or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31, 2016, the value of this security represents less than 0.05% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Other Derivative Information

For the period ended March 31, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

					Net Change in
					Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statement of	Gain (Loss) for		Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period		Operations Locations	for the Period

	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$347,637		Futures contracts	$(84,124)
Foreign exchange contracts	Foreign currency transactions	29,468	[a]	Translation of other assets and	(29,468)[a]
				liabilities denominated in
				foreign currencies
Totals		$377,105			$(113,592)

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended March 31, 2016, the average month end fair value of derivatives represented 0.07% of average month end net assets. The average month end number of open derivatives contracts for the period was 5.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including

32 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2016, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$826,802	$—	$—	$826,802
U.S. Government and Agency Securities	—	7,124,357	—	7,124,357
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	32,106,532	15,125	32,121,657
Mortgage-Backed Securities	—	87,065,362	—	87,065,362
Short Term Investments	5,504,707	27,698,815	—	33,203,522
Total Investments in Securities	$6,331,509	$153,995,066	$15,125	$160,341,700

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com

Semiannual Report 33

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MFM	Multi-Family Mortgage
PC	Participation Certificate
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family
SFR	Single Family Revenue

34 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement for Franklin Strategic Mortgage Portfolio (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge report, which utilizes data from Lipper, Inc. (Lipper), compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of the Fund’s portfolio management team,

franklintempleton.com

Semiannual Report 35

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

Board Review of Investment Management Agreement (continued)

the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Broadridge report furnished for the agreement renewal. The Broadridge report prepared for the Fund showed its investment performance during 2015, as well as during the 10-year period ended December 31, 2015, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income return for the Fund during 2015 was in the middle performing quintile of such universe and, for each of the previous annualized three-, five-and 10-year periods as shown in the Broadridge report, was in the highest quintile of its Lipper performance universe. The Broadridge report showed the Fund’s total return to also be in the middle performing quintile of its performance universe in 2015, and on an annualized basis to be in either the highest or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Broadridge report.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A1 shares for funds having multiple share classes. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund was in the least expensive quintile of its Lipper expense group and its actual total expense ratio was also in the least expensive quintile of such expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by

36 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties, allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.400% on the first $250 million of assets; 0.380% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund’s assets increased to approximately $98 million at the end of 2015 and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides for a sharing of benefits with the Fund and its shareholders as the Fund grows.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com

Semiannual Report 37

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                   N/A

Item 5. Audit Committee of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  May 26, 2016